Note 6 - Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2015
Allowance For Loan Losses And Credit Quality Information [Abstract]
Allowance For Loan Losses And Credit Quality Information [Text Block]

NOTE 6 Allowance for Loan Losses and Credit Quality Information

The allowance for loan losses is summarized as follows:

(Dollars in thousands)	1-4 Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Provision for losses	$(1,206)	(5,190)	347	(1,832)	(7,881)
Charge-offs	(200)	(3,711)	(484)	(651)	(5,046)
Recoveries	213	1,771	97	639	2,720
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Provision for losses	$(440)	(3,518)	(4)	(3,036)	(6,998)
Charge-offs	(92)	(936)	(131)	(55)	(1,214)
Recoveries	0	3,020	38	2,085	5,143
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Provision for losses	$(105)	(427)	254	114	(164)
Charge-offs	(19)	0	(105)	(69)	(193)
Recoveries	18	1,481	42	193	1,734
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Allocated to:
Specific reserves	$270	370	307	127	1,074
General reserves	826	4,654	702	1,076	7,258
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Allocated to:
Specific reserves	$223	296	370	120	1,009
General reserves	767	5,782	830	1,321	8,700
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Loans receivable at December 31, 2014:
Individually reviewed for impairment	$1,867	9,728	806	555	12,956
Collectively reviewed for impairment	67,974	181,940	54,119	56,567	360,600
Ending balance	$69,841	191,668	54,925	57,122	373,556

Loans receivable at December 31, 2015:
Individually reviewed for impairment	$2,203	2,204	977	415	5,799
Collectively reviewed for impairment	88,742	245,149	63,438	69,691	467,020
Ending balance	$90,945	247,353	64,415	70,106	472,819

The following table summarizes the amount of classified and unclassified loans at December 31, 2015 and 2014:

	December 31, 2015
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$189	2,889	55	0	3,133	87,812	90,945
Commercial real estate:
Residential developments	0	1,462	0	0	1,462	30,121	31,583
Other	2,827	12,838	0	0	15,665	200,105	215,770

Consumer	0	639	52	286	977	63,438	64,415
Commercial business:
Construction industry	66	45	0	0	111	9,115	9,226
Other	4,857	1,488	0	0	6,345	54,535	60,880
	$7,939	19,361	107	286	27,693	445,126	472,819

	December 31, 2014
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$0	2,493	207	0	2,700	67,141	69,841
Commercial real estate:
Residential developments	323	9,960	0	0	10,283	9,677	19,960
Other	7,376	8,792	0	0	16,168	155,540	171,708

Consumer	0	489	55	261	805	54,120	54,925
Commercial business:
Construction industry	0	439	0	0	439	6,682	7,121
Other	4,255	1,156	0	0	5,411	44,590	50,001
	$11,954	23,329	262	261	35,806	337,750	373,556

Classified loans represent special mention, performing substandard, and non-performing loans categorized as substandard, doubtful and loss. Loans classified as special mention are loans that have potential weaknesses that, if left uncorrected, may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Loans classified as substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Loans classified as doubtful have the weaknesses of those classified as substandard, with additional characteristics that make collection in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. A loan classified as loss is considered uncollectible and of such little value that continuance as an asset on the balance sheet is not warranted. Loans classified as substandard or doubtful require the Bank to perform an analysis of the individual loan and charge off any loans, or portion thereof, that are deemed uncollectible.

The aging of past due loans at December 31, 2015 and 2014 is summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2015
1-4 family	$490	130	799	1,419	89,526	90,945	0
Commercial real estate:
Residential developments	0	0	0	0	31,583	31,583	0
Other	0	289	0	289	215,481	215,770	0

Consumer	330	262	119	711	63,704	64,415	0
Commercial business:
Construction industry	0	0	0	0	9,226	9,226	0
Other	45	0	0	45	60,835	60,880	0
	$865	681	918	2,464	470,355	472,819	0

2014
1-4 family	$413	673	841	1,927	67,914	69,841	0
Commercial real estate:
Residential developments	0	0	0	0	19,960	19,960	0
Other	0	0	0	0	171,708	171,708	0

Consumer	550	176	131	857	54,068	54,925	0
Commercial business:
Construction industry	0	0	0	0	7,121	7,121	0
Other	136	0	0	136	49,865	50,001	0
	$1,099	849	972	2,920	370,636	373,556	0

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a TDR. The following table summarizes impaired loans and related allowances for the years ended December 31, 2015 and 2014:

	December 31, 2015
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$1,251	1,251	0	943	60
Commercial real estate:
Residential developments	25	1,706	0	5,189	96
Other	44	184	0	319	7
Consumer	475	476	0	387	10
Commercial business:
Construction industry	0	79	0	28	0
Other	0	0	0	8	0

Loans with an allowance recorded:
1-4 family	952	952	223	1,045	14
Commercial real estate:
Residential developments	1,947	1,947	270	1,621	0
Other	188	188	26	302	32
Consumer	502	519	370	448	20
Commercial business:
Construction industry	0	0	0	0	0
Other	415	967	120	429	20

Total:
1-4 family	2,203	2,203	223	1,988	74
Commercial real estate:
Residential developments	1,972	3,653	270	6,810	96
Other	232	372	26	621	39
Consumer	977	995	370	835	30
Commercial business:
Construction industry	0	79	0	28	0
Other	415	967	120	437	20
	$5,799	8,269	1,009	10,719	259

	December 31, 2014
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$755	755	0	432	32
Commercial real estate:
Residential developments	7,416	10,040	0	7,633	219
Other	48	216	0	50	6
Consumer	463	464	0	467	15
Commercial business:
Construction industry	80	198	0	87	0
Other	0	0	0	0	0

Loans with an allowance recorded:
1-4 family	1,112	1,112	270	1,543	14
Commercial real estate:
Residential developments	1,522	1,522	240	3,121	0
Other	742	743	130	847	32
Consumer	343	360	307	451	9
Commercial business:
Construction industry	0	0	0	0	0
Other	475	1,026	127	887	20

Total:
1-4 family	1,867	1,867	270	1,975	46
Commercial real estate:
Residential developments	8,938	11,562	240	10,754	219
Other	790	959	130	897	38
Consumer	806	824	307	918	24
Commercial business:
Construction industry	80	198	0	87	0
Other	475	1,026	127	887	20
	$12,956	16,436	1,074	15,518	347

At December 31, 2015, 2014 and 2013, non-accruing loans totaled $4.2 million, $10.9 million, and $17.5 million, respectively, for which the related allowance for loan losses was $0.7 million, $0.8 million, and $3.4 million, respectively. Non-accruing loans for which no specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled $1.4 million, $8.0 million, and $7.8 million, respectively. Had the loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of $0.5 million, $0.9 million, and $1.8 million in 2015, 2014, and 2013, respectively. For the years ended December 31, 2015, 2014, and 2013, the Company recognized interest income on these loans of $0.3 million, $0.2 million, and $0.1 million, respectively. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a TDR.

The following table summarizes non-accrual loans at December 31, 2015 and 2014:

(Dollars in thousands)	2015	2014

1-4 family	$1,655	1,564
Commercial real estate:
Residential developments	1,462	8,483
Other	232	267
Consumer	786	486
Commercial business:
Construction industry	0	80
Other	46	40
	$4,181	10,920

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a troubled debt restructuring (TDR).

At December 31, 2015, 2014 and 2013, there were loans included in loans receivable, net, with terms that had been modified in a TDR totaling $2.5 million, $9.4 million, and $17.4 million, respectively. Had these loans been performing in accordance with their original terms throughout 2015, 2014, and 2013, the Company would have recorded gross interest income of $0.4 million, $0.9 million, and $1.8 million, respectively. During 2015, 2014 and 2013, the Company recognized interest income of $0.2 million, $0.3 million, and $0.5 million, respectively, on these loans. For the loans that were modified in 2015, $0.5 million were classified and performing, and $0.7 million were non-performing at December 31, 2015.

The following table summarizes TDRs at December 31, 2015 and 2014:

(Dollars in thousands)	2015	2014
1-4 family	$647	368
Commercial real estate:
Residential developments	26	7,432
Other	699	524
Consumer	732	571
Commercial business:
Construction industry	0	80
Other	415	475
	$2,519	9,450

As of December 31, 2015, the Bank had commitments to lend an additional $1.5 million to a borrower who has TDR and non-accrual loans. These additional funds are for the construction of one-to-four family homes with a maximum loan-to-value ratio of 75%. These loans are secured by the home under construction. There were no material commitments to lend additional funds to customers whose loans were restructured or classified at December 31, 2014.

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not reported as TDRs after 12 months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDRs are considered to be impaired.

When a loan is modified as a TDR, there may be a direct, material impact on the loans within the Consolidated Balance Sheets, as principal balances may be partially forgiven. The financial effects of TDRs are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the periods ending December 31, 2015 and 2014:

	Year ended December 31, 2015			Year ended December 31, 2014
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
1-4 family	4	$476	478	2	$760	760
Commercial real estate:
Other	1	209	209	1	155	155
Consumer	21	527	530	4	155	140
Commercial business:
Other	1	44	44	1	31	25
Total	27	$1,256	1,261	8	$1,101	1,080

Loans that were restructured within the 12 months preceding December 31, 2015 and 2014 and defaulted during the year are presented in the table below:

	Year ended December 31, 2015		Year ended December 31, 2014
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
1-4 family	0	$0	1	$640
Total	0	$0	1	$640

The Company considers a loan to have defaulted when it becomes 90 or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six months following modification. Non-accrual TDR loans that have performed according to the modified terms for six months may be returned to accruing status. Loans that were accruing prior to modification remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDRs are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may be added as needed. Loans that are not collateral dependent may have additional reserves established if deemed necessary. The allocated allowance for TDRs was $0.5 million, or 5.2%, of the total $9.7 million in allowance for loan losses at December 31, 2015, and $0.4 million, or 5.1%, of the total $8.3 million in allowance for loan losses at December 31, 2014.

Loans acquired in a business combination are segregated into two types: purchased performing loans with a discount attributable at least in part to credit quality and PCI loans with evidence of significant credit deterioration. Purchased performing loans are accounted for in accordance with ASC 310-20 “Nonrefundable Fees and Other Costs” as these loans do not have evidence of credit deterioration since origination. PCI loans are accounted for in accordance with ASC 310-30 “Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality” as they display significant credit deterioration since origination. In accordance with ASC 310-30, for PCI loans, the difference between contractually required payments at acquisition and the cash flows expected to be collected is referred to as the non-accretable difference. This amount is not recognized as a yield adjustment or as a loss accrual or a valuation allowance. Furthermore, any excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized into interest income over the remaining life of the loans when there is a reasonable expectation about the amount and timing of such cash flows. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through an adjustment of the yield on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as an impairment through the provision for loan losses.

The following is additional information with respect to loans acquired through the Kasson State Bank acquisition:

(Dollars in thousands)	Contractual Principal Receivable	Accretable Difference	Carrying Amount
Purchased Performing Loans:
Balance at August 14, 2015	$24,215	(793)	23,422
Change due to payments/refinances	(5,676)	334	(5,342)
Transferred to foreclosed assets	0	0	0
Change due to loan charge-off	0	0	0
Balance at December 31, 2015	$18,539	(459)	18,080

(Dollars in thousands)	Contractual Principal Receivable	Non- Accretable Difference	Carrying Amount
Purchased Credit Impaired Loans:
Balance at August 14, 2015	$1,134	(497)	637
Change due to payments/refinances	(260)	48	(212)
Transferred to foreclosed assets	0	0	0
Change due to loan charge-off	(319)	287	(32)
Balance at December 31, 2015	$555	(162)	393

As a result of the Kasson State Bank acquisition, the Company has PCI loans for which there was, at acquisition, evidence of deterioration of credit quality since origination and for which it was probable at acquisition that all contractually required payments would not be collected. The carrying amount of those loans as of December 31, 2015 was $0.4 million.

No provision for loan losses was recognized during the period ended December 31, 2015 related to acquired loans as there was no significant change to the credit quality of those loans.